Document and Entity Information	Mar. 08, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001657573
Document Type	8-K
Document Period End Date	Mar. 08, 2022
Entity Registrant Name	Xometry, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40546
Entity Tax Identification Number	32-0415449
Entity Address, Address Line One	7529 Standish Place
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Derwood
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20855
City Area Code	(240)
Local Phone Number	335-7914
Security 12b Title	Common Stock, par value $0.000001 per share
Trading Symbol	XMTR
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false